Other intangible assets - Summary of Book Values of Largest Individual Items (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 16,748	£ 15,515	£ 14,768
Licences and franchises
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	16,141	14,936
Licences and franchises | Tesaro Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,119	2,350
Licences and franchises | Meningitis Portfolio Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,445	1,473
Licences and franchises | Bellus Health Assets (Camlipixant)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,438	1,438
Licences and franchises | Affinivax Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,353	1,452
Licences and franchises | Sierra Oncology Assets (Momelotinib)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,252	1,408
Licences and franchises | BP Asset IX Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,107	0
Licences and franchises | Dolutegravir (including Cabotegravir)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	873	967
Licences and franchises | Aiolos Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	826	887
Licences and franchises | IDRx Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	826	0
Licences and franchises | CureVac Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	601	535
Licences and franchises | Hengrui Pharma Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	373	0
Licences and franchises | Alector Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	371	371
Licences and franchises | Hansoh Pharma Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	326	247
Licences and franchises | Shingrix
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	282	277
Licences and franchises | Benlysta
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	238	298
Licences and franchises | Iteos Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	0	471
Licences and franchises | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 2,711	£ 2,762